COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks. As of June 30, 2025 the Company has no debt outstanding to banks; however, such pledges has not yet been cancelled.

b.	Environmental Related Matters

The Company has a business permit which allows it to continue operating its business until December 31, 2028. The permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry of Environmental Protection. Compliance with these conditions may be costly.

During 2022, the Company's permit providing for deviations from the standards for discharges into the municipal sewage system was extended.  There can be no assurance that such extension will be granted in the future.

In October 2023, the Company received a notice from the Ministry regarding some suspicion of contamination of the soil from a drilling survey that was done in May 2021 at the factory. On January 24, 2024, representatives of the Ministry visited the Company's facility and informed the Company that an additional survey of the soil and groundwater in the facility area would be required. As of June 30, 2025, the Company is still in discussions with the Ministry regarding the need for such survey and if deemed required, the scope thereof.